7. MINERAL PROPERTY INTERESTS (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Capitalized mineral property acquisition Cost	$ 38,970,328	$ 44,419,538
Ann Mason [Member]
Capitalized mineral property acquisition Cost	38,080,862	43,966,474
Other [Member]
Capitalized mineral property acquisition Cost	$ 889,466	$ 453,064